Statement of Change in Net Asset Available for Benefit - EBP 006	12 Months Ended
Dec. 31, 2025 USD ($)
CONTRIBUTIONS:
Participant Contribution	$ 35,767,311
Employer cash contribution	10,882,429
Total contribution	46,649,740
INVESTMENT INCOME:
Net appreciation in fair value of investments	91,080,167
Dividends and interest	48,835,922
Net investment income	139,916,089
DEDUCTIONS:
Benefits paid to partipants	65,449,571
Administrative expenses	201,738
Total deductions	65,651,309
NET INCREASE	120,914,520
Beginning of year	890,081,496
End of year	$ 1,010,996,016